As filed with the Securities and Exchange Commission on May 30, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08360

GUINNESS ATKINSON FUNDS
(Exact name of registrant as specified in charter)

21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Address of principal executive offices) (Zip code)

James J. Atkinson, Jr.
21550 Oxnard Street, Suite 750, Woodland Hills, California 91367
(Name and address of agent for service)

Copies to:

Susan Penry-Williams, Esq.
Kramer, Levin, Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, NY 10036

(800) 915-6566
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments.
Guinness Atkinson Global Innovators Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 98.3%	Value

	Advertising: 4.0%
24,980	WPP Group PLC	$1,498,800

	Aerospace/Defense: 4.0%
17,510	L-3 Communications Holdings, Inc.	1,502,183

	Auto Manufacturers: 4.1%
25,220	Honda Motor Company	780,811
7,180	Toyota Motor Corp.	781,902
		1,562,713
	Blast Furn/Mill: 4.6%
16,670	Nucor Corp.	1,746,849

	Commercial Banks: 5.6%
14,660	Citigroup, Inc.	692,392
23,754	State Street Corp.	1,435,454
		2,127,846
	Communications Equipment: 4.2%
76,252	Nokia Corp.	1,579,941

	Data Processing: 8.0%
56,650	Acxiom Corp.	1,463,836
32,944	First Data Corp.	1,542,438
		3,006,274
	E-Commerce/Products: 3.8%
39,670	Amazon.Com, Inc.*	1,448,352

	Electrical Components & Equipment: 4.0%
4,610	Samsung Electronics Co., Ltd	1,506,318

	Electronic Computers: 7.6%
22,090	Apple Computer, Inc.*	1,385,485
50,290	Dell, Inc.*	1,496,630
		2,882,115
	Fire, Marine, and Casualty Insurance: 1.8%
10,495	American International Group, Inc.	693,615

	Oil & Gas Producers: 4.0%
21,770	BP Amoco Plc	1,500,824

	Pharmaceuticals: 1.8%
27,970	Pfizer, Inc.	697,012

	Prepackaged Software: 9.8%
70,220	Check Point Software Technologies, Ltd*	1,405,804
26,078	Microsoft Corp.	709,582
115,430	Oracle Corp.*	1,580,237
		3,695,623
	Radio & TV Communications Equipment: 3.9%
32,178	Sony Corp.	1,482,441

	Radiotelephone Communications: 1.8%
33,298	Vodafone Group Plc.	695,928

	Ready-Mixed Concrete: 4.3%
24,605	Cemex SA de CV	1,606,214

	Semiconductors: 8.8%
30,380	Nvidia Corp.*	1,739,559
155,227	Taiwan Semiconductor Manufacturing Co. Ltd	1,561,584
		3,301,143
	Telecommunication Services: 4.0%
788,640	Cable & Wireless PLC	1,498,347

	Telecommunications: 4.1%
229,600	Qwest Communications International, Inc.*	1,561,280

	Variety Store: 3.9%
27,320	Costco Wholesale Corp.	1,479,651

	Total Common Stocks
	(cost $28,388,988)	37,073,469

	Total Investments in Securities
	(cost $28,388,988)+: 98.3%	37,073,469
	Other Assets less Liabilities: 1.7%	651,059
	Net Assets: 100.0%	$37,724,528

*	Non-income producing security.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$29,493,815
Gross tax unrealized appreciation	8,277,182
Gross tax unrealized depreciation	(697,528)
Net tax unrealized appreciation	$7,579,654

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Guinness Atkinson Asia Focus Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 97.6%	Value

	China: 22.1%
1,556,000	Aluminum Corp. of China Ltd	$1,644,227
2,102,000	Angang New Steel Co., Ltd	1,896,134
1,706,000	China Petroleum & Chemical Corp.	994,800
1,258,000	China Shipping Development Co., Ltd	1,005,103
634,000	Dongfang Electrical Machinery Co., Ltd	1,290,877
1,620,000	Jiangxi Copper Co., Ltd	1,450,902
1,778,000	PetroChina Co., Ltd	1,867,358
1,910,000	Sinopec Shanghai Petrochemical Co., Ltd	1,070,683
1,782,800	Yanzhou Coal Mining Co., Ltd	1,539,273
		12,759,357
	Hong Kong: 20.0%
470,000	Chen Hsong Holdings, Ltd	290,722
302,000	China Mobile (Hong Kong), Ltd	1,611,186
1,995,000	CNOOC, Ltd	1,568,235
2,500,000	Cnpc Hong Kong Ltd	861,791
1,998,000	Denway Motors Ltd	778,860
666,000	EganaGoldpfeil Holdings Ltd	225,290
154,840	Esprit Holdings, Ltd	1,219,165
2,682,000	Fittec International Group Ltd*	993,653
843,370	Giant Wireless Technology	86,010
55,863	HSBC Holdings PLC	935,849
204,000	Kingboard Chemicals Holdings Ltd	620,412
980,000	Midland Holdings Ltd	549,356
2,274,000	Solomon Systech International Ltd	1,084,253
713,000	Techtronic Industries Co.	1,290,934
1,622,000	Victory City International Holdings, Ltd	590,483
		12,706,199
	Indonesia: 2.4%
1,812,000	Telekomunikasi Indonesia Tbk PT	1,378,478

	Malaysia: 4.1%
351,000	IOI Corp. Berhad	1,256,972
305,000	Resorts World Berhad	1,100,516
		2,357,488
	Singapore: 3.7%
630,000	First Engineering, Ltd	443,909
666,000	Jurong Technologies Industrial	670,981
627,000	Singapore Telecommunications	1,026,979
48,300	Surface Mount Technology, warrants, Exp 8/29/09*	2,538
		2,144,407
	South Korea: 19.8%
12,100	Honam Petrochemical Corp.	740,867
16,650	Hyundai Mobis	1,476,161
48,000	Hyundai Steel Co.	1,430,039
15,100	Korea Zinc Co., Ltd	1,178,960
19,720	KT&G Corp.	1,112,213
7,700	POSCO	1,961,784
5,490	Samsung Electronics Co. Ltd	3,541,935
		11,441,959
	Taiwan: 19.8%
1,387,796	China Steel Corp.	1,304,541
1,430,000	Compal Electronics Inc.	1,461,005
70,200	High Tech Computer Corp.	1,910,425
254,263	HON HAI Precision Industry Co., Ltd	1,590,784
114,588	Novatek Microelectronics Corp. Ltd	812,268
832,000	Sunplus Technology Co., Ltd	1,146,207
886,743	Taiwan Semiconductor Manufacturing Co. Ltd	1,768,211
1,201,000	Wistron Corp.*	1,443,576
		11,437,017
	Thailand: 3.6%
247,500	Electricity Generating Public Co., Ltd	506,467
112,000	PTT Exploration & Production Public Co. Ltd	1,568,289
		2,074,756

	Total Common Stocks
	(cost $39,102,912)	56,299,661

	Total Investments in Securities
	(cost $39,102,912)+: 97.6%	56,299,661
	Other Assets less Liabilities: 2.4%	1,393,597
	Net Assets: 100.0%	$57,693,258

*	Non-income producing security.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$39,103,060
Gross tax unrealized appreciation	17,645,539
Gross tax unrealized depreciation	(448,938)
Net tax unrealized appreciation	$17,196,601

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

SCHEDULE OF INVESTMENTS BY INDUSTRY
at March 31, 2006 (Unaudited)
GUINNESS ATKINSON ASIA FOCUS FUND

Industry	% of Net Assets

Semiconductors	16.2%
Oil & Gas	11.9%
Iron/Steel	11.4%
Computers	8.4%
Telecommunications	7.1%
Mining	4.9%
Chemicals	4.2%
Agriculture	4.1%
Electronics	3.9%
Coal	2.7%
Auto Parts & Equipment	2.6%
Metal Fabricate/Hardware	2.5%
Electronic Components	2.2%
Hand/Machine Tools	2.2%
Distribution/Wholesale	2.1%
Entertainment	1.9%
Transportation	1.7%
Banks	1.6%
Auto Manufacturers	1.4%
Miscellaneous Manufacturers	1.2%
Textiles	1.0%
Real Estate	1.0%
Electric	0.9%
Machinery-Diversified	0.5%

Total Investments in Securities	97.6%
Other Assets less Liabilities	2.4%
Net Assets	100.00%

Guinness Atkinson China & Hong Kong Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 99.6%	Value

	Agricultural Operations: 2.6%
3,984,000	Chaoda Modern Agriculture	$3,183,093

	Auto - Cars/Light Trucks: 3.0%
9,314,000	Denway Motors Ltd	3,630,780

	Coal: 3.6%
5,155,200	Yanzhou Coal Mining Co., Ltd	4,451,010

	Commercial Banks: 7.4%
253,850	Dah Sing Financial Holdings Ltd	2,011,827
351,877	HSBC Holdings Plc	5,894,846
145,400	Wing Hang Bank, Ltd	1,216,039
		9,122,712
	Distribution/Wholesale: 4.3%
676,071	Esprit Holdings, Ltd	5,323,188

	Diversified Operations: 5.9%
249,500	Swire Pacific, Ltd	2,425,873
3,724,000	Tianjin Development Holdings	2,735,412
579,000	Wharf Holdings, Ltd	2,126,482
		7,287,767
	Electric - Integrated: 2.1%
431,000	CLP Holdings, Ltd	2,524,349

	Electronic Components - Miscellaneous: 0.0%
352,800	Suface Mount Technology Holdings, Ltd, warrants, Exp 8/29/09*	18,535

	Electronics: 2.4%
950,000	Kingboard Chemicals Holdings Ltd	2,889,175

	Machinery - Diversified: 1.8%
3,510,000	Chen Hsong Holdings, Ltd	2,171,134

	Machinery Tools & Related Products: 5.4%
3,636,000	Techtronic Industries Co., Ltd	6,583,222

	Medical - Drugs: 0.0%
1,240,000	Far East Pharmaceutical Technology*^	10,866

	Metal - Aluminum: 3.4%
4,000,000	Aluminum Corp. of China Ltd	4,226,804

	Metal Processors & Fabrication: 3.6%
4,916,000	Jiangxi Copper Co., Ltd	4,402,861

	Miscellaneous Manufacturer: 0.6%
2,322,000	EganaGoldpfeil (Holdings) Ltd	785,470

	Oil & Gas: 16.2%
10,957,000	CNOOC, Ltd	8,613,106
7,610,000	Cnpc Hong Kong Ltd	2,623,292
8,256,000	PetroChina Co., Ltd	8,670,928
		19,907,326
	Petrochemicals: 4.6%
5,570,000	China Petroleum & Chemical Corp.	3,247,970
4,204,000	Sinopec Shanghai Petrochemical	2,356,624
		5,604,594
	Power Conversion/Supply Equipment: 3.5%
2,114,000	Dongfang Electrical Machinery Co., Ltd	4,304,278

	Real Estate: 5.9%
410,000	Guangzhou R&F Properties Co., Ltd	2,190,013
200,000	Hopewell Holdings Ltd	578,608
3,600,000	Midland Holdings Ltd	2,018,041
1,330,000	Wheelock & Co., Ltd	2,399,485
		7,186,147
	Rental Auto/Equipment: 1.5%
925,000	Cosco Pacific, Ltd	1,835,696

	Retail: 0.3%
698,000	Glorious Sun Enterprises, Ltd	353,048

	Semiconductor Components - Integrated Circuits: 5.2%
7,070,000	Fittec International Group Ltd	2,619,362
7,816,000	Solomon Systech International Ltd	3,726,701
		6,346,063

	Steel Producers: 3.9%
5,366,000	Angang New Steel Co., Ltd	4,840,464

	Telecommunications: 8.0%
1,335,000	China Mobile (Hong Kong), Ltd	7,122,294
473,000	Vtech Holdings Ltd	2,182,139
5,091,020	Giant Wireless Technology Ltd	519,203
		9,823,636
	Textiles: 1.6%
5,512,000	Victory City International Holdings, Ltd	2,006,624

	Transportation: 2.9%
2,621,000	China Shipping Container Lines Co., Ltd	861,282
3,326,000	China Shipping Development Co., Ltd	2,657,371
		3,518,653

	Total Common Stocks
	(cost $72,191,946)	122,337,495

	Total Investments in Securities
	(cost $72,191,946)+: 99.6%	122,337,495
	Other Assets less Liabilities: 0.4%	455,007
	Net Assets: 100.0%	$122,792,502

*	Non-income producing security.

^	Illiquid security.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$74,414,374
Gross tax unrealized appreciation	49,635,988
Gross tax unrealized depreciation	(1,712,867)
Net tax unrealized appreciation	$47,923,121

**
Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report

Guinness Atkinson Global Energy Fund

SCHEDULE OF INVESTMENTS IN SECURITIES
at March 31, 2006 (Unaudited)

Shares	COMMON STOCKS: 99.2%	Value

	Coal: 3.6%
75,900	Peabody Energy Corp.	$3,826,119

	Diversified Mining: 0.2%
308,000	Encore Oil PLC	174,079

	Machinery - General Industry: 0.1%
299,356	Shandong Molong Petroleum Machinery Co. Ltd	70,598

	Oil & Gas - Drilling: 9.6%
32,251	Ensign Energy Services Inc.	1,241,274
59,710	Global Santa Fe Corp.	3,627,382
129,100	Patterson UTI Energy Inc.	4,126,036
33,570	Todco - Class A	1,322,994
		10,317,686
	Oil & Gas Composition - Exploration & Production: 32.4%
99,000	Afren PLC	124,820
35,575	Anadarko Petroleum Corp.	3,593,431
53,559	Apache Corp.	3,508,650
24,804	Canadian Oil Sands Trust	3,563,442
31,759	Dragon Oil Plc	115,432
75,506	EnCana Corp.	3,527,410
15,799	Granby Oil & Gas Plc	20,194
6,200	Grey Wolf Exploration, Inc.	30,506
600	Imperial Energy Corp.	7,205
64,077	Nexen, Inc.	3,531,771
89,579	OPTI Canada, Inc.	3,399,333
89,260	Pioneer Natural Resources Co.	3,949,755
92,960	Plains Exploration & Production	3,591,974
42,200	Synenco Energy, Inc.	880,824
22,120	Unit Corp.	1,233,190
89,731	Whiting Petroleum Corp.	3,678,074
		34,756,011
	Oil & Gas Composition - Integrated: 43.1%
24,561	Amerada Hess Corp.	3,497,486
60,586	ChevronTexaco Corp.	3,512,170
57,618	ConocoPhillips	3,638,577
1,790	Imperial Oil Ltd	192,932
45,288	Marathon Oil Corp.	3,449,587
37,244	Occidental Petroleum Corp.	3,450,657
53,770	OMV AG	3,602,388
76,860	Petro-Canada	3,648,643
3,409,000	PetroChina Co. Ltd	3,558,478
43,515	Petroleo Brasileiro SA, ADR	3,474,673
123,688	Repsol SA	3,518,816
115,650	Royal Dutch Shell Plc	3,624,209
95,277	Sasol Ltd	3,672,062
95,586	Shell Canada, Ltd	3,363,454
		46,204,132
	Oil & Gas - Field Services: 3.5%
98,890	Helix Energy Solutions Group	3,747,931

	Oil & Gas - Refining & Marketing: 6.7%
44,890	Sunoco, Inc.	3,482,117
54,290	Tesoro Petroleum Corp.	3,710,179
		7,192,296

	Total Common Stocks
	(cost $93,334,603)	106,288,852

	Total Investments in Securities
	(cost $93,334,603)+: 99.2%	106,288,852
	Other Assets less Liabilities: 0.8%	903,532
	Net Assets: 100.0%	$107,192,384

*	Non-income producing security.

+	At March 31, 2006, the aggregate unrealized appreciation and depreciation of securities, based on their cost for federal income tax purposes, was as follows**:

Cost of investments for tax purposes	$94,262,265
Gross tax unrealized appreciation	14,040,631
Gross tax unrealized depreciation	(2,014,044)
Net tax unrealized appreciation	$12,026,587

**	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax in

For certain federal income tax information, as well as other information regarding securities valuation and other significant accounting policies, please refer to the footnotes to the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Guinness Atkinson Funds

By (Signature and Title)  /s/ James J. Atkinson
James J. Atkinson, Jr., President

Date 5/26/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James J. Atkinson
James J. Atkinson, Jr., President

Date 5/26/06

By (Signature and Title)  /s/ Rita Dam
Rita Dam, Treasurer

Date 5/23/06